OTHER PAYABLES AND ACCRUALS - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Payables [Line Items]
Accrued payroll		$ 43,188	$ 30,974
Accrued expense		16,347	27,618
Collaboration Payable		82,035	41,832
Other payables		6,250	3,461
Payable for Collaboration Assets		14,988	16,338
Other tax payables		3,372	2,084
Other payables and accruals		166,180	122,307
Increase/(decrease) in trade payables	[1]	14,060	$ (50,201)	$ 72,446
Trade payables
Other Payables [Line Items]
Increase/(decrease) in trade payables		$ 10,500

[1]	Certain prior year amounts have been reclassified between (decrease)/increase in trade payables and (decrease)/increase in other payables and accruals for comparative purposes